CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

The Company analyzes its businesses into four segments: (i) Natural Gas Transportation Services, subject to ENARGAS regulations, (ii) Liquids Production and Commercialization, (iii) Other Services including midstream, among others, and (iv) Telecommunications. These last three business segments are not regulated by ENARGAS. Production and Commercialization of Liquids segment is regulated by the SE.

Detailed information on each business segment for the years ended December 31, 2020, 2019 and 2018 is disclosed below:

Year ended December 31, 2020
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues from sales	23,501,610	27,596,696	4,364,503	408,629	-	55,871,438
Intersegment revenues	844,600	-	-	-	(844,600)	-
Cost of sales	(9,937,565)	(15,833,436)	(2,359,778)	(279,526)	844,600	(27,565,705)
Administrative expenses	(1,242,079)	(253,786)	(174,262)	(12,665)	-	(1,682,792)
Selling expenses	(1,459,316)	(1,176,009)	(299,758)	(32,661)	-	(2,967,744)
Other operating (expenses) / income	(44,139)	139,965	2,511	1,492	-	99,829
	(3,114,056)	-	-	-	-	(3,114,056)
Operating profit	8,549,055	10,473,430	1,533,216	85,269	-	20,640,970
Depreciation of property, plant and equipment	(4,562,752)	(382,776)	(1,215,705)	-	-	(6,161,233)

	Natural Gas Transportation	Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	82,754,090	17,693,606	27,901,503	245,167	128,594,366
Identifiable liabilities	27,615,557	5,438,248	29,442,395	71,522	62,567,722

Year ended December 31, 2019
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales	30,795,577	31,500,457	3,439,787	376,082	-	66,111,903
Intersegment revenues	838,616	-	-	-	(838,616)	-
Cost of sales	(11,800,176)	(19,960,308)	(2,075,388)	(187,697)	838,616	(33,184,953)
Administrative expenses	(1,420,653)	(196,469)	(83,074)	(15,584)	-	(1,715,780)
Selling expenses	(1,829,130)	(1,892,647)	(359,950)	(56,344)	-	(4,138,071)
Other operating (expenses) / income	(186,412)	4,356	4,868	3,574	-	(173,614)
Operating profit	16,397,822	9,455,389	926,243	120,031	-	26,899,485
Depreciation of property, plant and equipment	(4,081,800)	(335,886)	(613,548)	-	-	(5,031,234)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	87,717,005	14,792,025	27,351,498	291,677	130,152,205
Identifiable liabilities	39,942,095	4,211,136	20,448,533	89,323	64,691,087

Year ended December 31, 2018
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales	32,381,937	34,822,547	3,790,881	341,517	-	71,336,882
Intersegment revenues	1,253,249	-	-	-	(1,253,249)	-
Cost of sales	(10,815,462)	(21,960,652)	(2,207,887)	(172,156)	1,253,249	(33,902,908)
Administrative expenses	(1,749,008)	(176,050)	(75,351)	(13,900)	-	(2,014,309)
Selling expenses	(1,997,378)	(1,340,704)	(300,427)	(57,275)	-	(3,695,784)
Other operating (expenses) / income	(327,301)	(1,521,982)	(11,402)	(4,875)	-	(1,865,560)
Operating profit	18,746,037	9,823,159	1,195,814	93,311	-	29,858,321
Depreciation of property, plant and equipment	(3,938,031)	(238,197)	(479,535)	-	-	(4,655,763)